Financial Instruments - Summary of Balanced View of Liquidity and Financial Indebtedness (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [abstract]
Cash and cash equivalents		₨ 96,953	$ 1,163	₨ 91,880	₨ 103,836
Investments - current		311,171		309,232
Loans, borrowings and bank overdrafts	[1]	(141,466)		(150,093)
Net cash position		₨ 266,658		₨ 251,019

[1]	Includes future cash outflow towards estimated interest on loans, borrowings and bank overdrafts, and lease liabilities.